MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.6 - Schedule 1

Report Pulled:	8/27/2025
Loan Count:	5
Fields Reviewed	Count	Percentage
Total Cash Reserves	1	20.00%

Report Pulled:	8/27/2025
Loan Count:	5
Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data
XXXX	XXXX	9128242	XXXX	Total Cash Reserves	XXXX	XXXX